Accounts Payable	6 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
Accounts payable	Note 8 – Accounts payable
	December 31, 2023	June 30, 2023
	(Unaudited)
Royal fees payable	$3,270,945	$3,270,945